Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Outstanding

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Balance at January 1, 2022	299,998,125	(23,134,506)	276,863,619	345,437,500

Sale of treasury shares related to share-based compensation	—	5,163,096	5,163,096	—
Purchase of On shares from employees (sell-to-cover) at market price and held in treasury	—	(50,328)	(50,328)	—
Balance at December 31, 2022	299,998,125	(18,021,738)	281,976,387	345,437,500